Government Grants - Schedule of Disclosure of Movement in Deferred Income From Government Grants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Government grants [Abstract]
Beginning balance	$ 327	$ 360
Received/receivable during the period	31	34
Released to the consolidated statements of operations	(97)	(67)
Ending balance	261	327
Current	59	92
Non-current	202	235
Total	$ 261	$ 327